Wells, Pipelines, Properties, Plant And Equipment, Net - Summary of Recoverable Amount of Assets (Detail) - Pemex logistics [member] - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	$ 291,946,584	$ 326,390,923	$ 205,158,645
TAD, TDGL, TOMS (Stotage terminals) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	95,169,597	147,249,859	92,772,003
Pipelines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	88,740,662	105,319,693
Primary logistics [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets		$ 73,821,371	111,941,265
Land Transport (white pipes) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of assets	$ 0		$ 445,377